Financial risk management - Summary of Financial Assets Subject to Offsetting (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of offsetting of financial assets [line items]
Gross amounts of recognized financial assets	S/ 220,776	S/ 185,376
Net amounts of financial assets presented in the consolidated statements of financial position	220,776	185,376
Financial instruments (including non-cash collateral)	(134,103)	(41)
Cash collateral received	(42,351)
Net amount	44,322	185,335
Financial investments, Derivatives receivable [member]
Disclosure of offsetting of financial assets [line items]
Gross amounts of recognized financial assets	220,776	185,376
Net amounts of financial assets presented in the consolidated statements of financial position	220,776	185,376
Financial instruments (including non-cash collateral)	(134,103)	(41)
Cash collateral received	(42,351)
Net amount	S/ 44,322	S/ 185,335